Land Use Rights	12 Months Ended
Jun. 30, 2017
Land Use Rights Disclosure [Abstract]
Land Use Rights Disclosure [Text Block]
Note 8 - Land Use Rights
	2017	2016

Land use rights	$2,497,728	$2,551,395
Less: Accumulated amortization	(465,181)	(425,730)
Land use rights - net	$2,032,547	$2,125,665

Land use rights with net book value of approximately $1,595,295, $1,667,055 and $1,898,402 were used as collateral of short term bank borrowings for the years ended June 30, 2017, 2016 and 2015, respectively.

The Company has disposed land use rights during the period, the consideration received was $452,955 and the net land use rights disposal was $447,366. The Company has recorded a gain on disposal of $5,589 for the year ended June 30, 2016.

The amortization expenses for the years ended June 30, 2017, 2016 and 2015 were $48,406, $67,131 and $79,353, respectively.

Twelve months ending June 30,
2018	$48,406
2019	48,406
2020	48,406
2021	48,406
2022	48,406
Thereafter	1,790,517
Total	$2,032,547